                              ING SERIES FUND, INC.
                             ING Equity Income Fund
                     ING Global Science and Technology Fund

                          Supplement Dated May 14, 2004
                to the Statement of Additional Information (SAI)
                                Dated May 3, 2004

Effective immediately item 2 of paragraph 1 under the section entitled "Purchase and Redemption of Shares - Front-end Sales Charge Waivers" on page 72 of the SAI is deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                          ING International Growth Fund

                          Supplement Dated May 14, 2004
                to the Statement of Additional Information (SAI)
                               Dated March 1, 2004

Effective immediately item 2 of paragraph 1 under the section entitled "Purchase and Redemption of Shares - Front-end Sales Charge Waivers" on page 57 of the SAI is deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                              ING SERIES FUND, INC.
                                  ING Bond Fund
                               ING Government Fund
                          ING Aeltus Money Market Fund

                          Supplement Dated May 14, 2004
                to the Statement of Additional Information (SAI)
                              Dated August 1, 2003

Effective immediately item 2 of paragraph 1 under the section entitled "Purchase and Redemption of Shares - Front-end Sales Charge Waivers" on page 70 of the SAI is deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                                 ING Growth Fund
                             ING Small Company Fund
                          ING Index Plus LargeCap Fund
                           ING Index Plus MidCap Fund
                          ING Index Plus SmallCap Fund
                           ING Value Opportunity Fund
                                ING Balanced Fund
                      ING Strategic Allocation Growth Fund
                     ING Strategic Allocation Balanced Fund
                      ING Strategic Allocation Income Fund

                          Supplement Dated May 14, 2004
                to the Statement of Additional Information (SAI)
                            Dated September 30, 2003

Effective immediately item 2 of paragraph 1 under the section entitled "Purchase and Redemption of Shares - Front-end Sales Charge Waivers" on page 92 of the SAI is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE